Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,117,851,044.39
Previously Paid Amount	0
Total Fee Amount	154,375.23
Total Offset Amount	0
Net Fee	$ 154,375.23